SHORT-TERM INVESTMENTS - Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 1,043,278	$ 997,188
Gross unrealized gains	4,039	15,437
Gross unrealized losses	(5,729)	(343)
Estimated fair value (Level 2 within the fair value hierarchy)	1,041,589	1,012,282
Fair Value, Inputs, Level 2 | Corporate debentures
Debt Securities, Available-for-sale [Line Items]
Amortized cost	1,012,615	973,029
Gross unrealized gains	3,883	15,016
Gross unrealized losses	(5,560)	(343)
Estimated fair value (Level 2 within the fair value hierarchy)	1,010,939	987,702
Fair Value, Inputs, Level 2 | U.S. Treasuries
Debt Securities, Available-for-sale [Line Items]
Amortized cost	14,658	17,613
Gross unrealized gains	156	418
Gross unrealized losses	0	0
Estimated fair value (Level 2 within the fair value hierarchy)	14,815	18,031
Fair Value, Inputs, Level 2 | U.S. Government Agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost	16,005	6,546
Gross unrealized gains	0	3
Gross unrealized losses	(169)	0
Estimated fair value (Level 2 within the fair value hierarchy)	$ 15,835	$ 6,549